Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,900,000
Previously Paid Amount	0
Total Fee Amount	1,974.99
Total Offset Amount	0
Net Fee	$ 1,974.99